RELATED PARTY TRANSACTIONS (Details Narrative) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
UPC
Disclosure of transactions between related parties [line items]
Due from related party	$ 303	$ 481
Namdo Management Services Ltd
Disclosure of transactions between related parties [line items]
Investor relations, administrative service fees and other expenses	209	186
Due to related party	0	0
Lundin S.A
Disclosure of transactions between related parties [line items]
Office expenses	81	60
Due to related party	$ 0	$ 0